Other income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property and land	CAD 0	CAD 80	CAD 69
Other	(5)	(13)	(10)
Total other income	47	107	73
Disposal of property, cash proceeds	0	173	52
Property and other [Member]
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property and land	0	99	64
LakeshoreWest [Member]
Component Of Other Income Nonoperating [Line Items]
Disposal of property, cash proceeds			52
Gain (loss) on disposal of property			40
Gain (loss) on disposal of property, net of tax			36
Guelph [Member]
Component Of Other Income Nonoperating [Line Items]
Disposal of property, cash proceeds		76
Deux Montagnes [Member]
Component Of Other Income Nonoperating [Line Items]
Disposal of property, cash proceeds		97
Gain (loss) on disposal of property		80
Gain (loss) on disposal of property, net of tax		72
Exchange of Easements [Member]
Component Of Other Income Nonoperating [Line Items]
Gain (loss) on disposal of property			29
Gain (loss) on disposal of property, net of tax			18
Other property [Member]
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property and land		19	(5)
Land [Member]
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property and land	CAD 52	CAD 21	CAD 19